Segment Information (Details)		3 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Line Items]
Reportable segment	1	1
COLOMBIER ACQUISITION CORP. II [Member]
Segment Information [Line Items]
Reportable segment		1	1